UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22572

                      Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

       80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  5/31/13

Item 1.  Schedule of Investments.

	The Multi-Strategy Growth & Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	May 31, 2013
Shares	Security		Market Value

	COMMON STOCKS - 12.24%
	AEROSPACE / DEFENSE - 0.34%
2,000	Lockheed Martin Corp. ^		$ 211,660

	AGRICULTURE - 0.28%
3,600	Reynolds American, Inc.		173,196

	AUTO MANUFACTURERS - 0.35%
3,500	Daimler AG		222,425

	BANKS - 0.69%
4,500	Bank of Hawaii Corp.		226,710
3,500	Bank of Montreal		206,780
			433,490
	CHEMICALS - 0.38%
4,300	EI du Pont de Nemours & Co.		239,897

	COMPUTERS - 0.39%
5,700	Seagate Technology PLC ^		245,556

	ELECTRIC - 0.31%
6,500	PPL Corp.		193,050

	ENVIRONMENTAL CONTROL - 0.29%
4,300	Waste Management, Inc. ^		180,299

	GAS - 0.90%
6,200	AGL Resources, Inc.		262,446
11,000	NGL Energy Partners LP		306,240
			568,686
	OIL & GAS - 0.30%
2,800	Diamond Offshore Drilling, Inc.		192,668

	PHARMACEUTICALS - 0.90%
4,500	Eli Lilly & Co. ^		239,220
3,500	Merck & Co., Inc.		163,450
2,300	Novartis AG - ADR ^		165,048
			567,718
	PIPELINES - 3.59%
3,600	Buckeye Partners LP		238,104
10,000	Crestwood Midstream Partners LP		247,500
4,800	El Paso Pipeline Partners LP		197,232
8,000	Enbridge Energy Partners LP		236,080
2,200	Kinder Morgan Energy Partners LP		183,480
3,500	MarkWest Energy Partners LP ^		230,440
9,000	NuStar GP Holdings LLC		247,680

The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares	Security		Market Value

	PIPELINES - 3.59% (Continued)
4,900	Targa Resources Partners LP		$ 227,899
4,600	TC Pipelines LP		200,422
5,000	Williams Partners LP		249,450
			2,258,287
	RETAIL - 0.35%
9,400	Inergy LP		219,020

	SEMICONDUCTORS - 0.62%
9,300	Intel Corp.		225,804
4,500	Microchip Technology, Inc.		164,160
			389,964
	SOFTWARE - 0.35%
8,000	CA, Inc.		218,480

	TELECOMMUNICATIONS - 0.25%
4,500	AT&T, Inc. ^		157,455

	TOYS/GAMES/HOBBIES - 0.28%
4,000	Hasbro, Inc. ^		177,920

	TRANSPORTATION - 1.67%
9,000	Golar LNG Partners LP		299,880
5,700	Martin Midstream Partners LP ^		234,042
6,000	Teekay LNG Partners LP		257,400
8,000	Teekay Offshore Partners LP		259,440
			1,050,762

	TOTAL COMMON STOCKS		7,700,533
	(Cost - $7,169,588)

	EXCHANGE TRADED FUND ^ - 0.45%
	EQUITY FUND - 0.45%
7,000	ProShares UltraShort S&P 500 *		280,560
	TOTAL EXCHANGE TRADED FUND
	(Cost - $284,373)

	REAL ESTATE INVESTMENT TRUSTS - 53.84%
219,521	American Realty Capital Properties Trust		3,341,110
507,400	American Realty Capital Healthcare Trust #		4,380,688
230,811	American Realty Capital New York Recovery REIT #		2,135,000
165,189	American Realty Capital Trust IV #		3,745,113
199,548	Carey Watermark Investors, Inc #		1,845,822
191,892	CV Mission Critical REIT #		1,775,000
198,378	Hines Global REIT, Inc. #		1,886,380
4,475	Hospitality Properties Trust		130,580
616,778	NorthStar Real Estate Inccome Trust #		5,705,200
252,432	Philip Edison Shopping Center REIT #		2,335,000

The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares	Security		Market Value

	REAL ESTATE INVESTMENT TRUSTS - 53.84% (Continued)
8,000	Senior Housing Propoperties Trust		$ 206,800
283,357	Steadfast Income REIT #		2,683,388
218,219	United Development Funding IV #		3,706,673
	TOTAL REAL ESTATE INVESTMENT TRUSTS		33,876,754
	(Cost - $33,243,519)

	BUSINESS DEVELOPMENT CORPORATIONS - 18.73%
560,456	Business Development Corporation of America #		5,705,442
487,523	Corporate Capital Trust #		5,005,890
113,921	Sierra Income Corp. #		1,074,841
	TOTAL BUSINESS DEVELOPMENT CORPORATIONS		11,786,173
	(Cost - $11,586,150)

		Interest Rate (%)
	PREFERRED STOCK - 12.15%
	BANKS - 2.51%
18,000	BancorpSouth Capital Trust I	8.150	469,800
16,000	DB Cont Capital Trust V	8.050	457,120
10,000	JPM Chase Capital XXIX	6.700	269,900
15,010	SVB Capital II	7.000	381,554
			1,578,374
	CLOSED-END FUNDS - 0.59%
14,502	General American Investors Co., Inc.	5.950	374,152

	DIVERSIFIED FINANCIAL SERVICES - 0.75%
9,500	SLM Corp. *	6.970	475,000

	ELECTRIC - 1.83%
2,898	Duquesne Light Co.	6.500	147,131
20,464	Nextera Energy Capital	8.740	533,087
18,000	San Diego Gas & Electric	1.700	469,800
			1,150,019
	INSURANCE - 2.57%
15,553	Aegon NV	7.250	391,158
16,100	American International Group	6.450	408,296
17,000	Partnerre Ltd	7.250	467,670
14,000	Renaissancere	6.600	351,120
			1,618,244
	REITS - 3.90%
16,198	BRE Properties, Inc.	6.750	412,239
20,500	Commonwealth REIT	7.250	530,950
13,000	Digital Realty Trust Inc	7.000	337,480
16,000	Hospitality Properties Trust	7.000	407,168
15,000	Realty Income Corp	6.750	386,700
14,873	Vornado Realty Trust	6.625	377,476
			2,452,013

	TOTAL PREFERRED STOCK		7,647,802
	(Cost - $7,738,190)
The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares	Security		Market Value

	SHORT-TERM INVESTMENT - 3.78%
	MONEY MARKET FUND - 3.78%
2,377,279	AIM STIT-Government & Agency Portfolio, 0.02% +		2,377,279
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,377,279)

	TOTAL INVESTMENTS - 101.18%
	(Cost - $62,399,099) (a)		$ 63,669,101
	CALL OPTIONS WRITTEN - (0.18) %		(110,325)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.00) %		(630,896)
	NET ASSETS - 100.00%		$ 62,927,880

* Non-income producing.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securitites is $41,984,437 or 66.72% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on May 31, 2013.
^ Each position is subject to written call options.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including call options written is $62,341,539 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 2,217,571
	Unrealized depreciation:		(890,009)
	Net unrealized appreciation:		$ 1,327,562

Contracts (1)	SCHEDULE OF CALL OPTIONS WRITTEN - (3.27) %		Market Value
45	AT&T, Inc.		$ 1,530
	Expiration January 2014, Exercise Price $40.00
45	Eli Lilly & Co.		4,905
	Expiration January 2014, Exercise Price $60.00
40	Hasbro, Inc.		7,000
	Expiration January 2014, Exercise Price $47.50
20	Lockheed Martin Corp.		21,400
	Expiration January 2014, Exercise Price $97.50
35	MarkWest Energy Partners		19,950
	Expiration January 2014, Exercise Price $65.00
57	Martin Midstream Partners LP		1,425
	Expiration January 2014, Exercise Price $50.00
23	Novartis Ag		5,520
	Expiration January 2014, Exercise Price $75.00
57	Seagate Technology		35,910
	Expiration January 2014, Exercise Price $40.00
43	Waste Management, Inc.		12,685
	Expiration January 2014, Exercise Price $40.00
	TOTAL CALL OPTIONS WRITTEN		110,325
	(Proceeds - $53,878)

(1) Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by RJL Capital Management, LLC (the "Advisor"), those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security.  All non-traded REITs are currently in the public offering period (or start-up phase) and according to management’s fair valuation methodology are valued at cost unless the REIT issues an updated valuation. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission.  However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan.  As such, start-up REITs pose a greater risk than seasoned REITs because, if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented.  Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period.  Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Other non-traded private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,700,533	$ -	$ -	$ 7,700,533
Exchange Traded Fund	280,560	-	-	280,560
Real Estate Investment Trusts	3,678,490	10,222,361	19,975,903	33,876,754
Business Development Corporations	-	11,786,173	-	11,786,173
Preferred Stock	7,647,802	-	-	7,647,802
Short-Term Investment	2,377,279	-	-	2,377,279
Total	$ 21,684,664	$ 22,008,534	$ 19,975,903	$ 63,669,101

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 110,325	$ -	$ -	$ 110,325
Total	$ 110,325	$ -	$ -	$ 110,325

There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate Investment Trusts
Beginning Balance	$ 22,196,750
Total realized gain (loss)	-
Appreciation (Depreciation)	49,653
Cost of Purchases	3,780,000
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	(6,050,500)
Ending Balance	$ 19,975,903

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of May 31, 2013, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $56,447.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date

7/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date

7/30/13

By (Signature and Title)

*/s/Stephanie Pimentel

 Stephanie Pimentel, Treasurer

Date

7/30/13